8. Share Based Payments (Details)		6 Months Ended
	Apr. 20, 2018 Y	Jun. 30, 2019 USD ($) Y	Jun. 30, 2018 USD ($) Y
Share Based Payments Details
Fair value at grant date		$ 2.11	$ 1.12
Share price at grant date		3.04	1.83
Exercise price		$ 3.04	$ 1.83
Expected volatility		82.00%	71.00%
Expected life | Y	2	5.83	5.67
Expected dividends		$ 0.00	$ 0.00
Risk-free interest rate		2.14%	0.11%